Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	4,785,510,235	4,785,510,235	4,785,510,235
Common stock, shares, issued	4,785,510,235	4,785,510,235	4,785,510,235
Common stock, no par value	$ 0	$ 0	$ 0